NVIT Jacobs Levy Large Cap Growth Fund Investment Strategy - NVIT Jacobs Levy Large Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund takes long and short positions in large-capitalization companies (i.e., companies with market capitalizations that are similar to those included in the Russell 1000® Growth Index) using the subadviser's dynamic multidimensional investment process that combines human insight and intuition, finance and behavioral theory, and quantitative and statistical techniques. Approximately 30% of the Fund's net assets will be in short positions (i.e., stocks that the subadviser deems unattractive), and approximately 130% of the Fund's net assets will be in long positions (i.e., stocks that the subadviser deems attractive), resulting in approximately 100% net equity exposure. To execute this strategy, the Fund currently intends to gain its short equity exposure entirely through the use of swap contracts (e.g., total return swaps) and its long equity exposure, in an amount of approximately 100% of the Fund’s net assets, by investing directly in stocks and, in an amount approximating the amount of the Fund’s short exposure at the time, through the use of swaps. This investment technique creates leverage, which will exaggerate increases or decreases in the value of the Fund's overall portfolio. There is a risk that the Fund will lose money on both its long positions and its short positions at the same time. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by large-capitalization companies or derivatives the value of which are linked to equity securities issued by large-capitalization companies. For these purposes, equity securities represent an ownership interest in an issuer, and large capitalization companies are those with market capitalizations similar to those of companies included in the Russell 1000® Growth Index. The Fund employs a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow faster than those of other companies. In selecting stocks for either the Fund's long portfolio or short portfolio, the subadviser employs an evaluation process that focuses on modeling a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This investment approach is intended to seek diversification across market inefficiencies, securities, industries, and sectors, while seeking to manage risk exposures relative to the Russell 1000® Growth Index. The range of models is designed to allow each portfolio to be diversified across exposures to numerous potential opportunities. Nevertheless, the Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The subadviser generally considers closing a position (either by selling a stock held long or closing a swap position) when its return prediction generated by the models, adjusted for risk and expected transaction costs, is notably surpassed on the positive side for a long position (or on the negative side for a short position) by another stock's return prediction. The Fund may engage in active and frequent trading of portfolio securities.